Income Taxes (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Income Taxes
6. Income Taxes

The effective tax rate for the three months ended March 31, 2020 and 2019 was 32.6% and 20.4%, respectively. For the three months ended March 31, 2020 the rate impact was related to a net operating loss carryback at higher federal rates.

G. Income Taxes

Through October 31, 2019, Morgan Group Holding Co. filed its Federal and state tax returns on a standalone basis.  Additionally, as a result of the Merger, operations of Morgan Group Holding Co. for the period November 1, 2019 to December 31, 2019 were included in the consolidated U.S. Federal and certain state and local income tax returns of AC. For the years ended December 31, 2018 and 2019, the operations of   G.research were included in the consolidated U.S. Federal and certain state and local income tax returns of AC.  The Company’s federal and certain state and local income taxes are calculated as if the Company filed on a separate return basis, and the amount of current tax or benefit is either remitted to or received from AC using a benefits for loss approach such that net operating loss (or other tax attribute) is characterized as realized by the Company when those tax attributes are utilized in the consolidated tax return of AC.  This is the case even if the Company would not otherwise have realized those tax attributes.

Income tax benefit for the years ending December 31 consisted of:

	2018	2018
Federal:
Current	$(707,040)	$(4,689,749)
Deferred	215,992	(754,514)
State and local:
Current	(63,942)	(456,626)
Deferred	54,087	(202,040)
Total	$(500,903)	$(6,102,929)

A reconciliation of the federal statutory rate to the effective tax rate for the years ended December 31 is set forth below:

	2019	2018
Statutory Federal income tax rate	21.0%	21.0%
State income tax, net of Federal benefit	-2.18%	2.21%
State Valuation Allowance	3.16%	-0.24%
Federal Valuation Allowance	0.20%	-0.04%
Dividends Received Deductions	0.00%	0.32%
Other	-1.33%	-0.13%
Effective income tax rate	20.85%	23.12%

Significant components of our deferred tax assets and liabilities as of December 31, 2019 and 2018 are as follows:

	2019	2018
Deferred tax assets:
Federal and State NOL Carryforward	174,590	229,095
Stock-based Compensation	-	30,096
Compensation	-	266,820
Other	5,359	33,952
Total Gross DTA	179,949	559,963
Less: Valuation Allowance	(174,590)	(275,522)
Total Deferred Tax Assets	5,359	284,441

Deferred tax liabilities:
Stock Based Compensation	(2,349)	-
Deferred State Income Tax	(80)	(11,432)
	(2,429)	(11,432)
Net deferred tax assets	2,930	273,009

In accordance to the Code 382 of the Internal Revenue Code corporations are generally required to limit the amount of its income in future years that can be offset by historic losses, i.e., net operating loss (NOL) carryforwards and certain built-in losses, after a corporation has undergone an ownership change.  As a result of the Company’s equity financings in recent years, the Company underwent changes in ownership pursuant to the provisions of the IRC Section 382, therefore, annual use of any of the Company’s net operating loss carry forwards may be limited if cumulative changes in ownership of more than 50% occur during any three-year period.

At December 31, 2019 and 2018, for Federal and for certain states in which the Company files separate tax returns, the Company recorded deferred tax assets of approximately $174,590 and $229,095, respectively, relating to net operating losses. The Company concluded that it is not more likely than not that the benefit from federal net operating loss and these separate state net operating loss carryforwards will be realized and has provided a valuation allowance for the full amount of the related deferred tax assets.

As of December 31, 2019, the Company is not aware of any potentially material uncertain tax positions that were not included in the Company’s financial statements.  The Company, which includes G. research, LLC and is part of the AC’s unitary filing group, is not under any tax examination as of December 31, 2019.   The Company has filed most of its 2018 corporate income tax returns in states where they have determined a filing obligation exists. The Company continues to work on filing tax returns in certain states and intends to complete these filings by first quarter 2020. The Company believes there are no uncertain tax positions (“UTPs”) as it relates to their federal and state filings, and as such has not recorded any tax expense related to UTPs.

As of December 31, 2018, the Company’s gross unrecognized tax benefits which relate to uncertain tax positions were $5,688 of which $4,494, if recognized, would affect the Company’s effective tax rate.  The Company continues to recognize both interest and penalties with respect to unrecognized tax benefits as income tax expense.  The Company had accrued a liability of $3,071 for interest and penalties as of December 31, 2018.

As of December 31, 2019 and 2018, management has not identified any potential subsequent events that could have a significant impact on unrecognized tax benefits within the next twelve months. The Company remains subject to income tax examination by the IRS for years 2016 and 2018 and state examinations for years after 2012.